DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2016	2015

Total long-term and short-term debt	1,772,053	1,835,907
Less: current portion of long-term debt and short-term debt	(451,454)	(491,398)
Long-term debt	1,320,599	1,344,509

Future repayments of outstanding debt (including related parties)
The outstanding debt as of December 31, 2016 is repayable as follows:

Year ending December 31
(in thousands of $)
2017	674,257
2018	320,601
2019	165,083
2020	92,703
2021	173,877
2022 and thereafter	371,840
Total	1,798,361
Deferred finance charges	(26,308)
Total	1,772,053

Components of debt
At December 31, 2016 and 2015, our debt was as follows:

(in thousands of $)	2016	2015	Maturity date
Golar Arctic facility	72,900	80,200	2019
Golar Viking facility	57,292	62,500	2020
Convertible bonds	218,851	243,369	2017
FLNG Hilli facility	250,000	50,000	2018
Hilli shareholder loans:
- Keppel loan	44,066	44,066	2027
- B&V loan	5,000	5,000	2027
$1.125 billion facility:
- Golar Seal facility	—	106,612	2018/2025*
- Golar Celsius facility	—	107,020	2018/2025*
- Golar Crystal facility	101,280	111,941	2019/2026*
- Golar Penguin facility	—	118,144	2019/2026*
- Golar Bear facility	107,749	118,524	2019/2026*
- Golar Frost facility	109,415	120,357	2019/2026*
Subtotal	966,553	1,167,733
ICBC VIE loans:
- Golar Glacier facility	169,526	177,176	2017/2024**
- Golar Snow facility	170,566	178,566	2017/2025**
- Golar Kelvin facility	182,540	182,540	**
- Golar Ice facility	152,056	172,046	**
CCBFL VIE loan:
- Golar Seal facility	157,120	—	2026**
Total debt	1,798,361	1,878,061
Deferred finance charges	(26,308)	(42,154)
Total debt	1,772,053	1,835,907

* The commercial loan tranche matures earlier of the two dates, with the remaining balancing maturing at the latter date.
** This represents the total loan facilities drawn down by subsidiaries of ICBC and by CCBFL which we consider as VIEs. We determined that we are the primary beneficiary of these VIEs, as we are expected to absorb the majority of the VIEs’ losses and residual gains associated with the vessels sold and leased backed from them. Accordingly, these VIEs and their related loan facilities are consolidated in our results. In consolidating these VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

Schedule of tranches
The facility is divided into three tranches, with the following general terms:

Tranche	Amount	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	$449.0 million	40%	12 years	Six-monthly installments
KEXIM	$450.0 million	40%	12 years	Six-monthly installments
Commercial	$226.0 million	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years

Schedule of line of credit facilities

Date of drawdown	Vessel	$1.125 billion facility	Amount drawn down
October 2013	Golar Seal*	$133.2 million	$127.9 million
October 2013	Golar Celsius**	$133.2 million	$128.4 million
May 2014	Golar Crystal	$133.2 million	$127.9 million
September 2014	Golar Penguin**	$133.2 million	$128.9 million
September 2014	Golar Bear	$133.2 million	$129.3 million
October 2014	Golar Frost	$134.8 million	$131.3 million
February 2014	Golar Igloo***	$161.3 million	$161.3 million
December 2014	Golar Eskimo****	$162.8 million	$162.8 million
As at December 2014		$1,125 million	$1,098 million

* In March 2016, we completed the refinancing of the Golar Seal, which provided approximately $50 million excess cash to liquidity.
** In July 2016, we closed the transaction forming the 50/50 joint venture, Golar Power, with investment vehicles affiliated with the private equity firm Stonepeak, and, as part of the transaction, we deconsolidated the net assets relating to the Golar Celsius and Golar Penguin (see note 7). The Golar Celsius and Golar Penguin debts were assumed by Golar Power, however we continue to guarantee this debt.
*** In March 2014, we sold the Golar Igloo to Golar Partners. The Golar Igloo debt of $161.3 million was assumed by Golar Partners.
**** In January 2015, we completed the sale of our interests in the companies that own and operate the Golar Eskimo to Golar Partners. The adjusted consideration for the sale was $388.8 million less Golar Partners’ assumption of the Golar Eskimo debt (see note 6).